Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
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Prepaid Expenses and Other Current Assets
7.     PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Other receivables from third parties	189,896	55,506,906	7,973,068
Interest receivables	9,050,640	15,348,204	2,204,632
Prepaid expenses	17,471,073	12,018,847	1,726,399
Telematics devices and vehicles	4,400,164	6,790,158	975,345
Deposits held by third-parties	5,148,522	5,737,012	824,070
Loan to suppliers	3,688,847	3,415,680	490,632
Others	21,323,376	18,628,475	2,675,813

	61,272,518	117,445,282	16,869,959